Tangible assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tangible assets
Balance at	R$ 6,509,883	R$ 6,646,433	R$ 7,005,914
Cost
Tangible assets
Balance at	14,771,430	13,940,848	13,242,856	R$ 12,434,305
Additions	1,106,406	873,140	1,070,288
Additions resulting mergers	0	5,982	7,462
Write-off	(263,191)	(185,627)	(260,548)
Additions / disposals (net) due to change in the scope of consolidation	0	302	0
Transfers	(12,633)	4,195	(8,651)
Impacts on results	0	0	0
Accumulated depreciation
Tangible assets
Balance at	(8,252,994)	(7,275,543)	(6,227,157)	(5,331,973)
Additions	(1,190,967)	(1,154,588)	(1,029,706)
Additions resulting mergers	0	(2,828)	(4,188)
Write-off	213,803	148,429	235,304
Additions / disposals (net) due to change in the scope of consolidation	0	(102)	0
Transfers	(287)	(39,297)	(96,594)
Impacts on results	0	0	0
Losses from non-recovery (impairment)
Tangible assets
Balance at	(8,553)	(18,872)	(9,785)	(31,296)
Additions	0	0	0
Additions resulting mergers	0	0	0
Write-off	0	0	23,588
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Transfers	(512)	0	0
Impacts on results	10,831	(9,087)	(2,077)
Land and buildings
Tangible assets
Balance at	2,016,815	2,103,952	2,183,528
Land and buildings | Cost
Tangible assets
Balance at	2,649,312	2,711,193	2,724,859	2,773,548
Additions	0	3,024	15,997
Additions resulting mergers	0	0	0
Write-off	(52,102)	(29,174)	(19,991)
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Transfers	(9,779)	12,484	(44,695)
Impacts on results	0	0	0
Land and buildings | Accumulated depreciation
Tangible assets
Balance at	(629,250)	(594,210)	(531,546)	(465,169)
Additions	(81,910)	(82,963)	(83,106)
Additions resulting mergers	0	0	0
Write-off	37,136	13,999	17,353
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Transfers	9,734	6,300	(624)
Impacts on results	0	0	0
Land and buildings | Losses from non-recovery (impairment)
Tangible assets
Balance at	(3,247)	(13,031)	(9,785)	(31,296)
Additions	0	0	0
Additions resulting mergers	0	0	0
Write-off	0	0	23,588
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Transfers	0	0	0
Impacts on results	9,784	(3,246)	(2,077)
IT equipment and fixtures
Tangible assets
Balance at	996,519	857,916	1,057,867
IT equipment and fixtures | Cost
Tangible assets
Balance at	4,288,216	3,367,015	3,150,747	2,688,990
Additions	382,571	154,852	120,378
Additions resulting mergers	0	2,021	2,723
Write-off	(180,036)	(15,011)	(12,233)
Additions / disposals (net) due to change in the scope of consolidation	0	45	0
Transfers	718,666	74,361	350,889
Impacts on results	0	0	0
IT equipment and fixtures | Accumulated depreciation
Tangible assets
Balance at	(3,291,697)	(2,509,099)	(2,092,880)	(1,739,795)
Additions	(499,542)	(387,855)	(343,642)
Additions resulting mergers	0	(1,594)	(831)
Write-off	154,471	13,092	10,531
Additions / disposals (net) due to change in the scope of consolidation	0	(26)	0
Transfers	(437,527)	(39,836)	(19,143)
Impacts on results	0	0	0
IT equipment and fixtures | Losses from non-recovery (impairment)
Tangible assets
Balance at	0	0	0	0
Additions	0	0	0
Additions resulting mergers	0	0	0
Write-off	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Transfers	0	0	0
Impacts on results	0	0	0
Furniture and vehicles
Tangible assets
Balance at	3,492,790	3,680,806	3,760,760
Furniture and vehicles | Cost
Tangible assets
Balance at	7,830,143	7,858,881	7,363,491	6,967,302
Additions	723,835	715,264	933,913
Additions resulting mergers	0	3,961	4,739
Write-off	(31,053)	(141,442)	(228,324)
Additions / disposals (net) due to change in the scope of consolidation	0	257	0
Transfers	(721,520)	(82,650)	(314,139)
Impacts on results	0	0	0
Furniture and vehicles | Accumulated depreciation
Tangible assets
Balance at	(4,332,047)	(4,172,234)	(3,602,731)	(3,127,009)
Additions	(609,515)	(683,770)	(602,958)
Additions resulting mergers	0	(1,234)	(3,357)
Write-off	22,196	121,338	207,420
Additions / disposals (net) due to change in the scope of consolidation	0	(76)	0
Transfers	427,506	(5,761)	(76,827)
Impacts on results	0	0	0
Furniture and vehicles | Losses from non-recovery (impairment)
Tangible assets
Balance at	(5,306)	(5,841)	0	0
Additions	0	0	0
Additions resulting mergers	0	0	0
Write-off	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Transfers	(512)	0	0
Impacts on results	1,047	(5,841)	0
Works in progress and others
Tangible assets
Balance at	3,759	3,759	3,759
Works in progress and others | Cost
Tangible assets
Balance at	3,759	3,759	3,759	4,465
Additions	0	0	0
Additions resulting mergers	0	0	0
Write-off	0	0	0
Additions / disposals (net) due to change in the scope of consolidation		0	0
Transfers	0	0	(706)
Impacts on results	0	0	0
Works in progress and others | Accumulated depreciation
Tangible assets
Balance at	0	0	0	0
Additions	0	0	0
Additions resulting mergers	0	0	0
Write-off	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Transfers	0	0	0
Impacts on results	0	0	0
Works in progress and others | Losses from non-recovery (impairment)
Tangible assets
Balance at	0	0	0	R$ 0
Additions	0	0	0
Additions resulting mergers	0	0	0
Write-off	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Transfers	0	0	0
Impacts on results	R$ 0	R$ 0	R$ 0